Angel Oak Mortgage Trust 2021-2 ABS-15G

Exhibit 99.8

Loan Number 1	Loan Number 2	Client	Project	Pool	Fund	Loan Review Status	Property State	Original Loan Amount	Finding Category	Finding Sub-Category	FindingStatus	Finding Grade	Agency Grade	Finding Description	Finding Comment	Lender Response	Lender Status	Compensating Factors
2021020331		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021020330		xxxx	xxxx	xxxx		QC Complete	Tennessee	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* Higher-Priced Mortgage Loan test Fail (Lvl 2)	Higher-Priced Mortgage Test failure due to APR variance of xxxx .
2021020329		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020328		xxxx	xxxx	xxxx		QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Loan is escrowed.
2021020327	xxxx	xxxx	xxxx	QC Complete	Kansas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	Higher-Priced Mortgage Loan Lending Policies (Amended)
This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
2021020323	xxxx	xxxx	xxxx	QC Complete	Colorado	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
2021020322		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of xxxx . The APR threshold is xxxx .
2021020321	xxxx	xxxx	xxxx	QC Complete	Georgia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) FAIL
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020320	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase TRID Tolerance Test Failed (Lvl 2)	TRID Violation due to a fee increase on Initial CD dated xxxx . LE dated xxxx reflects an Appraisal Fee of xxxx , however, Initial CD dated xxxx reflects an Appraisal Fee of xxxx . This is a fee increase of xxxx for a Non-Shoppable Fee which exceeds the xxxx tolerance for Non-Shoppable Fees. Valid COC is required.
 xxxx :  From client:  xxxx  Please re-review the CD’s as all the CD’s including initial CD has Appraisal Fee as  xxxx he fee never increased. Thanks
 xxxx :  While the Initial LE reflects an appraisal fee of  xxxx , the Initial CD and final CD reflect an Appraisal fee totalling  xxxx ,  xxxx  paid at closing, while  xxxx  was paid prior to closing.  Exception remains.
xxxx : PCCD, refund to borrower, LOE and evidence of delivery provided to cure exception.
2021020320		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Exceptions Test Failed (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021020318	xxxx	xxxx	xxxx	QC Complete	Georgia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020315	xxxx	xxxx	xxxx	QC Complete	North Carolina	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Exceptions Test Failed (Lvl 2)	This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate
Spread Home Loan Article section of the full ComplianceAnalyzer report.
While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.
2021020315	xxxx	xxxx	xxxx	QC Complete	North Carolina	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase TRID Tolerance Test Failed (Lvl 2)	This loan failed the charges that in total cannot increase more than 1 xxxx test. (12 CFR §1026.19(e)(3)(ii)) Recording fee increased from xxxx on the LE to xxxx on the final CD without a valid Change of Circumstance in the file.
xxxx : Copy of PCCD, LOE, evidence of delivery, and reimbursement provided curing exception.
2021020311		xxxx	xxxx	xxxx		QC Complete	Pennsylvania	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* Higher Price Mortgage Loan (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021020310	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020309		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021020308		xxxx	xxxx	xxxx		QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by . xxxx .
2021020307		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021020305	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020304	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
2021020303		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021020302		xxxx	xxxx	xxxx		QC Complete	Arizona	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021020301	xxxx	xxxx	xxxx	QC Complete	New Jersey	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
2021020300		xxxx	xxxx	xxxx		QC Complete	Pennsylvania	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* Higher Price Mortgage Loan (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021020299		xxxx	xxxx	xxxx		QC Complete	Illinois	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021020298	xxxx	xxxx	xxxx	QC Complete	Oregon	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020298		xxxx	xxxx	xxxx		QC Complete	Oregon	xxxx	Valuation	Property	Active	2: Acceptable with Warnings	B	* Property zoned rural and contains more than 10 acres (Lvl 2)	Up to 20 acres permitted per guidelines if typical to area. Supported by 4 comps with similar acreage.
2021020297		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021020295		xxxx	xxxx	xxxx		QC Complete	California	xxxx	Credit	Credit Worthiness	Active	2: Acceptable with Warnings	B	* Mortgage history for primary residence less than 12 months (Lvl 2)	Borrower only provided 11 months of rental historay. Exception approved per client preclose.
2021020294	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
Loan is escrowed.
2021020291		xxxx	xxxx	xxxx		QC Complete	Tennessee	xxxx	Eligibility	Eligibility	Waived	Waived	B- Waived by Client	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl W)	DTI of xxxx exceeds guidelines maximum of 5 xxxx . Lender included online transfers and Ameritrade cash out deposits into calculations, which should be excluded. xxxx : client Waived Excepiton.
2021020290	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020289		xxxx	xxxx	xxxx		QC Complete	Colorado	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021020287	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
2021020286	xxxx	xxxx	xxxx	QC Complete	Ohio	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
2021020285		xxxx	xxxx	xxxx		QC Complete	Texas	xxxx	Credit	Doc Issue	Waived	Waived	B- Waived by Client	* Payment history missing (Lvl W)	Per Guidelines, LTV >8 xxxx must provide 24 months of residential payment history. Only 12 months was provided xxxx : Client waived exception	xxxx
2021020285		xxxx	xxxx	xxxx		QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase TRID Tolerance Test Failed (Lvl 2)	Loan failed xxxx tolerance Test. The Appraisal increased from xxxx on the initial LE dated xxxx to xxxx on the final CD dated xxxx . Credit was given to borrower at closing to cure failure.
2021020285	xxxx	xxxx	xxxx	QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020283		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021020281		xxxx	xxxx	xxxx		QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021020279		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021020278	xxxx	xxxx	xxxx	QC Complete	Nevada	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020276		xxxx	xxxx	xxxx		QC Complete	Texas	xxxx	Credit	Guidelines	Waived	Waived	B- Waived by Client	* Loan does not conform to program guidelines (Lvl W)	Note signed as xxxx by xxxx and xxxx Manager. Per guidelines, LLCs are ineligible borrowers. xxxx : Client waived exception post closing.	xxxx
2021020273	xxxx	xxxx	xxxx	QC Complete	Ohio	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020272		xxxx	xxxx	xxxx		QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase TRID Tolerance Test Failed (Lvl 2)	Appraisal fee increased from xxxx on the initial CD to xxxx on the final CD. Cure of xxxx was given at closing.
2021020272		xxxx	xxxx	xxxx		QC Complete	California	xxxx	Eligibility	Eligibility	Waived	Waived	B- Waived by Client	* Original CLTV does not meet eligibility requirement(s) (Lvl W)	LTV of xxx exceeds guidelines. Per Guidelines dated xxxx , for a rate of xxxx, the maximum LTV is 5 xxxx . xxxx : Client waived exception.	xxxx
2021020272		xxxx	xxxx	xxxx		QC Complete	California	xxxx	Eligibility	Eligibility	Waived	Waived	B- Waived by Client	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl W)	LTV of 5 xxxx exceeds guidelines. Per Guidelines dated xxxx , for a rate of xxxx, the maximum LTV is 5 xxxx . xxxx : Client waived exception.	xxxx
2021020271	xxxx	xxxx	xxxx	QC Complete	Georgia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020269		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021020268	xxxx	xxxx	xxxx	QC Complete	Georgia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020267		xxxx	xxxx	xxxx		QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met
2021020265	xxxx	xxxx	xxxx	QC Complete	Arkansas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Loan is escrowed.
2021020265		xxxx	xxxx	xxxx		QC Complete	Arkansas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase TRID Tolerance Test Failed (Lvl 2)	Loan failed the xxxx tolerance test. Appraisal fee increased from initial LE to Final CD. Credit of xxxx was provided at closing to cure voilation.
2021020263		xxxx	xxxx	xxxx		QC Complete	Ohio	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Loan failed the HPML Test. Loan is escrowed.
2021020261		xxxx	xxxx	xxxx		QC Complete	Connecticut	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021020260		xxxx	xxxx	xxxx		QC Complete	Colorado	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021020258		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021020258		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase TRID Tolerance Test Failed (Lvl 2)	Loan failed the xxxx tolerance for the appraisal and inspection fee. Credit of xxxx given at closing to cure violation.
2021020256		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Loan failed the HPML test. Loan is escrowed.
2021020255		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase TRID Tolerance Test Failed (Lvl 2)	TRID Violation due to a fee addition on Final CD dated xxxx . LE dated xxxx reflects an Appraisal Fee of xxxx , however, Final CD dated xxxx reflects an Appraisal Fee of xxxx . This is a fee increase of xxxx 00 for a Non-Shoppable Fee which exceeds the xxxx tolerance for Non-Shoppable Fees. Specific credit of xxxx 00 has been provided as cure at closing.
2021020254		xxxx	xxxx	xxxx		QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx
2021020252	xxxx	xxxx	xxxx	QC Complete	Georgia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020252		xxxx	xxxx	xxxx		QC Complete	Georgia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase TRID Tolerance Test Failed (Lvl 2)	Loan failed xxxx tolerance. Appraisal Fees increased from xxxx on the initial LE dated xxxx 0 to xxxx on the Final CD dated xxxx . Lender cured tolerance violation with a credit of xxxx 00 at closing.
2021020250		xxxx	xxxx	xxxx		QC Complete	Nevada	xxxx	Credit	Guidelines	Waived	Waived	B- Waived by Client	* Loan does not conform to program guidelines (Lvl W)	The DCSR is xxxx, Per Guidelines the minium DCSR allowed for a LTV > 7 xxxx would be xxxx. Loan has an LTV of 7 xxxx . xxxx : Client waived exception post closing.	xxxx
2021020249	xxxx	xxxx	xxxx	QC Complete	Kansas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020247	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a)). APR xxxx with comparison data of xxxx - variance of xxxx .
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020245		xxxx	xxxx	xxxx		QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* Higher-Priced Mortgage Loan test Fail (Lvl 2)	Higher-Priced Mortgage Loan test failure due to APR variance xxxx .
2021020244	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020243		xxxx	xxxx	xxxx		QC Complete	South Carolina	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* Higher-Priced Mortgage Loan test Fail (Lvl 2)	Higher-Priced mortgage test failure due to APR variance of xxxx .
2021020242		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* Disclosure - Your Home Loan Toolkit is missing or unexecuted (Lvl 2)	ToolKit missing from file.
2021020240		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021020238		xxxx	xxxx	xxxx		QC Complete	Georgia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase TRID Tolerance Test Failed (Lvl 2)	Loan failed the xxxx tolerance test. Appraisal fee increase from xxxx on the LE dated xxxx to xxxx on the Final CD dated xxxx . Credit was given to borrower at closing to cure failure.
2021020238	xxxx	xxxx	xxxx	QC Complete	Georgia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020237	xxxx	xxxx	xxxx	QC Complete	Utah	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020236		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020235		xxxx	xxxx	xxxx		QC Complete	Ohio	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of xxxx . The APR is xxxx variance of xxxx
2021020234		xxxx	xxxx	xxxx		QC Complete	New Jersey	xxxx	Credit	Credit Worthiness	Active	2: Acceptable with Warnings	B	* Mortgage history for primary residence less than 12 months (Lvl 2)	No housing history reported on Credit Report. Lender approved exception prior to closing for housing history not being met
2021020234		xxxx	xxxx	xxxx		QC Complete	New Jersey	xxxx	Credit	Guidelines	Waived	Waived	B- Waived by Client	* Loan does not conform to program guidelines (Lvl W)	Note signed as xxxx and xxxx. Per guidelines, LLC are not eligible borrowers. xxxx : Client waived condition post closing.	xxxx
2021020231	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020227	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
FAIL
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Loan is escrowed.
2021020225	xxxx	xxxx	xxxx	QC Complete	Nebraska	xxxx	Eligibility	Eligibility	Waived	Waived	B- Waived by Client	* Original CLTV does not meet eligibility requirement(s) (Lvl W)	The Maximum CLTV allow with a minimum Credit Score of xxxx is xxxx. The Borrowers CLTV is xxxx.

															xxxx: Lender waived exception post closing with compensating factors of HOUSING DTI xxx xxxx BELOW THE MAX ALLOWED FOR THE PROGRAM and PROGRAM REQUIRES xxxx MO RESERVES BRW HAS xxxx MO	xxxx
2021020225	xxxx	xxxx	xxxx	QC Complete	Nebraska	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020224		xxxx	xxxx	xxxx		QC Complete	Georgia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* Higher-Priced Mortgage Loan test Fail (Lvl 2)	High-Priced Mortgage Test failure due to APR variance of xxxx .
2021020224		xxxx	xxxx	xxxx		QC Complete	Georgia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase TRID Tolerance Test Failed (Lvl 2)	Loan failed the 1 xxxx tolerance test due to recording fees increasing. Cure given at closing.
2021020223		xxxx	xxxx	xxxx		QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met
2021020223		xxxx	xxxx	xxxx		QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* Higher-Priced Mortgage Loan test Fail (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. Higher-Priced mortgage test failure due to APR variance of xxxx .
2021020222		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021020219	xxxx	xxxx	xxxx	QC Complete	Georgia	xxxx	Credit	Guidelines	Waived	Waived	B- Waived by Client	* Income documentation does not meet guidelines (Lvl W)	The subject loan was approved at xxxx LTV at xxxx interest rate, however guidelines state that 24 months business bank statements would be required for xxxx interest rate and the borrower only provided xxxx months business bank statements.
															xxxx : Waived by client	xxxx
2021020219	xxxx	xxxx	xxxx	QC Complete	Georgia	xxxx	Eligibility	Eligibility	Waived	Waived	B- Waived by Client	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl W)	Guildelines state the maximum allowed LTV is xxxx, subject loan LTV is at xxxx.
 xxxx :  Client Response: Loan was priced off the xxxx matrix which the xxxx FICO bucket allowed xxxx LTV at xxxx rate
															xxxx: Per the INV Bank Statement Matrix provided dated xxxx , the maximum rate for a credit score of xxxx with a xxxx LTV is xxxx. Borrower did not buy down rate at closing. Exception remains. xxxx : Per client response, xxxx matrix was used. Per the matrix provided, base rate would still be xxxx at xxxx LTV. Exception remains. xxxx : Client waived exception post closing	xxxx
2021020219	xxxx	xxxx	xxxx	QC Complete	Georgia	xxxx	Eligibility	Eligibility	Waived	Waived	B- Waived by Client	* Qualifying Credit Score does not meet eligibility requirement(s) (Lvl W)	Minimum credit score requirement for a xxxx LTV atxxxx interest rate is xxxx, however the borrower's median credit score is xxxx.
 xxxx :  Client Response: Loan was priced off the xxxxmatrix which the xxxx FICO bucket allowed xxxx LTV at xxxx rate
															xxxx: Per the xxxx Matrix provided dated xxxx , the maximum rate for a credit score of xxxx with a xxxx LTV is xxxx. Borrower did not buy down rate at closing. Exception remains. xxxx : Per client response, xxxx matrix was used. Per the matrix provided, base rate would still be xxxx at xxxx LTV. Exception remains. xxxx : Client waived exception post closing	xxxx
2021020219	xxxx	xxxx	xxxx	QC Complete	Georgia	xxxx	Credit	Guidelines	Waived	Waived	B- Waived by Client	* Loan does not conform to program guidelines (Lvl W)	Non Arms length transaction. The settlement agent of this loan is xxxx, which is the company the borrower is part owner of. Non Arms length transactions are not allowed per guidelines.

xxxx:  Client Response: Invalid, there is no relationship between the buyer and seller or the buyer and originator here

xxxx:  A non-arm's length transaction is defined as "Two people, or entities, are said to be dealing at arm's length with each other if they are independent, and one does not have undue influence over the other"  Since the Borrower and Title company are one in the same thus having influence over eachother being part of the purchase transaction, this makes this a non-arm's legth transaction.  Exception remains.
															xxxx : Client waived exception post closing for non-arm's length transaction.	xxxx
2021020219		xxxx	xxxx	xxxx		QC Complete	Georgia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021020215	xxxx	xxxx	xxxx	QC Complete	Connecticut	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020214	xxxx	xxxx	xxxx	QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020213		xxxx	xxxx	xxxx		QC Complete	Arizona	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020212	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Eligibility	Eligibility	Waived	Waived	B- Waived by Client	* Original CLTV does not meet eligibility requirement(s) (Lvl W)	Per the guidelines, for a rate of xxxx and a minimum credit score of xxxx, the maximum LTV is xxxx.

xxxx:  Client states that rate exception was made on the file, however was not documented on exception form in file.   Exception remains.

															xxxx: Exception waived post closing for rate exceeding guidlines with compensating factor of xxxx in residual income.	xxxx
2021020212	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Eligibility	Eligibility	Waived	Waived	B- Waived by Client	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl W)	Per the guidelines, for a rate of xxxx and a minimum credit score of xxxx, the maximum LTV is xxxx. Rate buydown sheet was not located in the file, nor did the borrower pay discount points at closing

 xxxx:  Client states that rate exception was made on the file, however was not documented on exception form in file.   Exception remains.

															xxxx: Exception waived post closing for rate exceeding guidlines with compensating factor of xxxx in residual income.	xxxx
2021020212	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Loan is escrowed.
2021020211		xxxx	xxxx	xxxx		QC Complete	New Jersey	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* Higher-Priced Mortgage Loan test Fail (Lvl 2)	High-Priced Mortgage loan test failue due to APR increase of xxxx.
2021020207	xxxx	xxxx	xxxx	QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020206	xxxx	xxxx	xxxx	QC Complete	Connecticut	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
2021020203		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan has an APR of xxxx . The APR threshold xxxx .
2021020203		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase TRID Tolerance Test Failed (Lvl 2)	Loan failed the xxxx tolerance test. The Appraisal fee increased from xxxx on the initial LE dated xxxx to xxxx on the final CD dated xxxx. Credit was given to borrower at closing to cure failure.
2021020202		xxxx	xxxx	xxxx		QC Complete	Illinois	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of xxxx . The APR threshold is xxxx - variance of xxxx .
2021020201	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020201		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase TRID Tolerance Test Failed (Lvl 2)	Loan failed the xxxx tolerance test. Appraisal Fees increased by from xxxx on the Initial LE dated xxxx to xxxx on the Final CD dated xxxx . Credit was given to borrower at closing to cure failure.
2021020201		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Credit	Credit Worthiness	Active	2: Acceptable with Warnings	B	* Mortgage history for primary residence less than 12 months (Lvl 2)	Lender made exception to housing history as borrower lives rent free with parent so long as xxxx LTV, borrower own funds to close.
2021020198	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9
4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met
2021020197		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Exceptions Test Failed (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021020197	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
Loan is escrowed.
2021020197	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase TRID Tolerance Test Failed (Lvl 2)	TRID Violation due to a fee increase on Final CD dated xxxx . LE dated xxxx reflects an Transfer Taxes of xxxx, however, Final CD dated xxxx reflects an Transfer Taxes of xxxx This is a fee increase of xxxx for a Non-Shoppable Fee which exceeds the xxxx tolerance for Non-Shoppable Fees.
xxxx : Copy of PCCD, refund check, LOX and evidence of delivery provided curing exception.
2021020196	xxxx	xxxx	xxxx	QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020196	xxxx	xxxx	xxxx	QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase TRID Tolerance Test Failed (Lvl 2)	Loan failed the xxxx tolerance test. Appraisals Fees increased by xxxx from xxxx on the intial LE dated xxxx to xxxx on the final CD. Missing CD dated 3 days prior to closing notifying borrower of the fee increase.
xxxx : Cure of xxxx sent to borrower with corrected PCCD, evidence of deliver and LOE. Exception cured and grade changed to 2.
2021020195	xxxx	xxxx	xxxx	QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020194		xxxx	xxxx	xxxx		QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021020191		xxxx	xxxx	xxxx		QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021020190		xxxx	xxxx	xxxx		QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* Disclosure - Your Home Loan Toolkit is missing or unexecuted (Lvl 2)	Home Loan Toolkit is missing from file.
2021020190	xxxx	xxxx	xxxx	QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020190		xxxx	xxxx	xxxx		QC Complete	Texas	xxxx	Credit	Doc Issue	Waived	Waived	B- Waived by Client	* Collections, liens or judgments not paid at closing (Lvl W)	Borrower has outstanding collections iao xxxx opened xxxx which was not paid at closing. xxxx : Collections not paid at closing waived by client xxxx .	xxxx
2021020190		xxxx	xxxx	xxxx		QC Complete	Texas	xxxx	Credit	Guidelines	Waived	Waived	B- Waived by Client	* Number of Collections exceed guidelines (Lvl W)	Per Guidelines Collection accounts are not allowed in the pas 2 years. Borrower has collection opened xxxx in the amount of xxxx . xxxx : Collections not paid at closing waived by client xxxx .	xxxx
2021020189	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020188		xxxx	xxxx	xxxx		QC Complete	Maine	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021020187		xxxx	xxxx	xxxx		QC Complete	Georgia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase TRID Tolerance Test Failed (Lvl 2)	Loan failed xxxx tolerance. Recording fee increased from xxxx on the initial LE dated xxxx to xxxx 00 on the final CD dated xxxx . Lender cured tolerance violation with a credit of xxxx at closing.
2021020187	xxxx	xxxx	xxxx	QC Complete	Georgia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020186	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020186		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* Disclosure - Your Home Loan Toolkit is missing or unexecuted (Lvl 2)	Home Loan Toolkit missing from file.
2021020184		xxxx	xxxx	xxxx		QC Complete	Georgia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of xxxx . The APR threshold is xxxx variance of xxxx .
2021020183		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan has an APR of xxxx . The APR threshold xxxx .
2021020183		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* Disclosure - Your Home Loan Toolkit is missing or unexecuted (Lvl 2)	Home Loan Toolkit missing from file.
2021020182		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021020181	xxxx	xxxx	xxxx	QC Complete	Nevada	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Higher-Priced Mortgage Loan Lending Policies (Amended)
This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
2021020180	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020178	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

The loan has an APR of xxxx . The APR threshold xxxx . Variance xxxx
2021020177	xxxx	xxxx	xxxx	QC Complete	New Jersey	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020176		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* Higher-Priced Mortgage Loan test Fail (Lvl 2)	Higher-Priced Mortgage test failure due to APR variance xxxx .
2021020175		xxxx	xxxx	xxxx		QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx
2021020174	xxxx	xxxx	xxxx	QC Complete	Nevada	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020173		xxxx	xxxx	xxxx		QC Complete	Indiana	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* Higher-Priced Mortgage Loan test Fail (Lvl 2)	Higher-Priced Mortgage test failure due to APR variance of xxxx .
2021020164	xxxx	xxxx	xxxx	QC Complete	Delaware	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Loan is escrowed.
2021020160		xxxx	xxxx	xxxx		QC Complete	New Jersey	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Higher-Priced mortgage test failure due to APR variance xxxx .
2021020159	xxxx	xxxx	xxxx	QC Complete	Maryland	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the MD COMAR higher-priced mortgage loan test. ( xxxx COMAR 09.03.06.02B(13) , COMAR
09.03.09.02B(6) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
Code of  xxxx  Regulations (COMAR).
While the  xxxx  COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020155		xxxx	xxxx	xxxx		QC Complete	Connecticut	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020154	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020153	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Eligibility	Eligibility	Waived	Waived	B- Waived by Client	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl W)	DTI of xxxx exceeds guideline maximum of xxxx . Lender included purchase returns into calculations which should not have been included.
															xxxx : Exception waived post closing by Lender using compensating factors of xxxx payment shock and 18.34 mos reserves.	xxxx
2021020153	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Eligibility	Eligibility	Waived	Waived	B- Waived by Client	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl W)	LTV of xxxx exceeds guidelines maximum of xxxx based off of Rate of xxxx for a xxxx months bank statement loan.
															xxxx : Exception waived post closing by Lender using compensating factors of xxxx payment shock and xxxx mos reserves.	xxxx
2021020153	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Eligibility	Eligibility	Waived	Waived	B- Waived by Client	* Original CLTV does not meet eligibility requirement(s) (Lvl W)	LTV of xxxx exceeds guidelines maximum of xxxx based off of Rate of xxxx for a xxxx months bank statement loan.
															xxxx : Exception waived post closing by Lender using compensating factors of xxxx payment shock and xxxx mos reserves.	xxxx
2021020153	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Loan is escrowed.
2021020151		xxxx	xxxx	xxxx		QC Complete	Arizona	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Loan failed the HPML test. Loan is escrowed.
2021020150		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020150		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* Disclosure - Your Home Loan Toolkit is missing or unexecuted (Lvl 2)	Your Home loan Toolki xxxx cknowledgemen xxxx isclosure Tracking is missing in the loan file.
2021020150	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Credit	Doc Issue	Waived	Waived	B- Waived by Client	* VOM or VOR missing/required (Lvl W)	Missing evidence of housing history. Application shows the borrower has been renting for the past 1 month and previously owned a home for 8 years prior to that, however no rental history provided and no prior mortgage history reflected on the borrower's credit report.
 xxxx :  Copy of email provided showing underwriter requested exception for rental history, however no approval was provided.  Exception remains.
 xxxx :  Copy of email provided showing underwriter requested exception for rental history, however no approval was provided.  Exception remains.
															xxxx : Client waived condition post closing for housing history not being met.	xxxx
2021020149		xxxx	xxxx	xxxx		QC Complete	Georgia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021020148		xxxx	xxxx	xxxx		QC Complete	Connecticut	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021020146	xxxx	xxxx	xxxx	QC Complete	Utah	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
Loan is escrowed.
2021020145	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020143		xxxx	xxxx	xxxx		QC Complete	Maine	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase TRID Tolerance Test Failed (Lvl 2)	TRID violation due fee increase in final CD dated xxxx . Initial CD dated xxxx reflects Appraisal Fee as xxxx , however Final CD dated xxxx reflects Appraisal Fee as xxxx . This is a fee increase of xxxx 00 for Non shoppable Fee. Specific cure of xxxx 00 is present at Closing.
2021020139	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9
4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020139	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* Higher-Priced Mortgage Loan test Fail (Lvl 2)	High-priced mortgage test failure due to APR variance of xxxx . This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020138		xxxx	xxxx	xxxx		QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase TRID Tolerance Test Failed (Lvl 2)	TRID Violation due to a fee addition on Final CD dated xxxx . CD dated xxxx reflects an Recording Fee of xxxx , however, Final CD dated xxxx reflects an Recording Fee of xxxx . Cure was given at closing for increase.
2021020138	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Exceptions Test Failed (Lvl 2)	CA AB 260 Higher-Priced Mortgage Loan Lending Policies
This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9
4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020138	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020135		xxxx	xxxx	xxxx		QC Complete	Connecticut	xxxx	Valuation	Value	Active	1: Acceptable	A	* Property value and predominant value vary by more than 5 xxxx (Lvl 1)	Appraiser commentary regarding predominant value is located on page xxxx of loan file.
2021020132	xxxx	xxxx	xxxx	QC Complete	Louisiana	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020130		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* Higher-Priced Mortgage Loan test Fail (Lvl 2)	Higher-Priced Mortgage Test failure due to APR variance of xxxx .
2021020121	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met
2021020117	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Loan is escrowed.
2021020115		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021020114		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Valuation	Property	Active	2: Acceptable with Warnings	B	* Property Type unacceptable under guidelines (Lvl 2)	GLA of xxxx does not meet mimimun required of xxxx. Lender Exception Approval in file based on credit score of xxxx and xxxx years of credit history.
2021020113	xxxx	xxxx	xxxx	QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020112		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase TRID Tolerance Test Failed (Lvl 2)	TRID Violation due to a fee addition on Final CD dated xxxx . LE dated xxxx reflects an Appraisal Fee of xxxx , however, Final CD dated xxxx reflects an Appraisal Fee of xxxx . This is a fee increase of xxxx for a Non-Shoppable Fee which exceeds the xxxx tolerance for Non-Shoppable Fees. Cure of xxxx was given at closing to cure violation.
2021020111	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* Higher-Priced Mortgage Loan test Fail (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
The loan has an APR of xxxx . The APR threshold is xxxx . Variance of xxxx
2021020111	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

The loan has an APR of xxxx . The APR threshold is xxxx .
2021020110	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

The loan has an APR of xxxx . The APR threshold to qualify for a safe harbor is xxxx .
2021020109	xxxx	xxxx	xxxx	QC Complete	New Jersey	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Loan is escrowed.
2021020108	xxxx	xxxx	xxxx	QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Loan is escrowed.
2021020107		xxxx	xxxx	xxxx		QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021020106		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Credit	Guidelines	Active	2: Acceptable with Warnings	B	* Credit history does not meet guidelines (Lvl 2)	CBR comments: report dated xxxx shows a representative score of xxxx; total tradelines: xxxx; oldest tradeline: xxxx; credit usage: xxxx . Borrower shows good credit history. Exception approval due to xxxx late on Cap-One account in last xxxx months.
2021020104		xxxx	xxxx	xxxx		QC Complete	Georgia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* Higher-Priced Mortgage Loan test Fail (Lvl 2)	High-priced mortgage test failure due to APR variance of xxxx .
2021020103	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
Loan is escrowed.
2021020102		xxxx	xxxx	xxxx		QC Complete	Arizona	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Loan failed the HPML test. Loan is escrowed.
2021020100		xxxx	xxxx	xxxx		QC Complete	Colorado	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021020096	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020091		xxxx	xxxx	xxxx		QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021020087	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Higher-Priced Mortgage Loan Lending Policies (Amended)
This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020087		xxxx	xxxx	xxxx		QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* Disclosure - Your Home Loan Toolkit is missing or unexecuted (Lvl 2)	Missing Home Loan Toolkit from file
2021020085		xxxx	xxxx	xxxx		QC Complete	Nevada	xxxx	Eligibility	Eligibility	Waived	Waived	B- Waived by Client	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl W)	DTI of xxxx exceeds guidelines maximum of xxxx . Lender included online transfers, as well as return item credits into calculations. xxxx : Exception waived post closing by xxxx on xxxx .	xxxx
2021020085		xxxx	xxxx	xxxx		QC Complete	Nevada	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021020084		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Higher-Priced mortgage test failure due to APR variance of xxxx .
2021020082	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Loan is escrowed.
2021020081	xxxx	xxxx	xxxx	QC Complete	Indiana	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of xxxx . The APR threshold is xxxx variance of xxxx .
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020080		xxxx	xxxx	xxxx		QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020078	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Higher-Priced Mortgage Loan Lending Policies (Amended)
This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020076	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020075	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020074	xxxx	xxxx	xxxx	QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020073	xxxx	xxxx	xxxx	QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020070		xxxx	xxxx	xxxx		QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021020069	xxxx	xxxx	xxxx	QC Complete	New Jersey	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020068		xxxx	xxxx	xxxx		QC Complete	Oregon	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* Higher Price Mortgage Loan (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021020067		xxxx	xxxx	xxxx		QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	Loan failed HPML Testing. Loan is escrowed.
2021020067		xxxx	xxxx	xxxx		QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase TRID Tolerance Test Failed (Lvl 2)	Loan failed the xxxx tolerance test. cure of xxxx given at closing.
2021020066	xxxx	xxxx	xxxx	QC Complete	Pennsylvania	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
Loan is escrowed.
2021020064		xxxx	xxxx	xxxx		QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by 0 xxxx .
2021020064		xxxx	xxxx	xxxx		QC Complete	Texas	xxxx	Credit	Credit	Active	2: Acceptable with Warnings	B	* Required Documentation Missing or Incomplete (Lvl 2)	Missing document tracking information for Initial CD dated xxxx .
2021020062		xxxx	xxxx	xxxx		QC Complete	Georgia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, exceeded by xxxx .
2021020061	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020059		xxxx	xxxx	xxxx		QC Complete	Michigan	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Loan failed the HPML Test. Loan is escrowed.
2021020058	xxxx	xxxx	xxxx	QC Complete	Virginia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020057		xxxx	xxxx	xxxx		QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021020056	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020055	xxxx	xxxx	xxxx	QC Complete	New Jersey	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020054		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. APR xxxx wotj Comparison Data xxxx - variance of xxxx .
2021020050	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Loan is escrowed.
2021020048	xxxx	xxxx	xxxx	QC Complete	Georgia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020048		xxxx	xxxx	xxxx		QC Complete	Georgia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase TRID Tolerance Test Failed (Lvl 2)	Loan failed the xxxx tolerance test. The Appraisal fee increased from xxxx on the initial LE dated xxxx to xxxx on the final CD dated xxxx . Lender cured tolerance violation with a credit of xxxx at closing.
2021020047		xxxx	xxxx	xxxx		QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* Higher-Priced Mortgage Loan test Fail (Lvl 2)	Higher-Priced Mortgage test failure due to APR variance of xxxx .
2021020046		xxxx	xxxx	xxxx		QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020045		xxxx	xxxx	xxxx		QC Complete	Nevada	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* Higher-Priced Mortgage Loan test Fail (Lvl 2)	Higher-Priced Mortgage Test failure due to APR variance of xxxx xxxx .
2021020043		xxxx	xxxx	xxxx		QC Complete	North Carolina	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	The loan is a rate spread home loan, as defined in the legislation. While the xxxx Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. xxxx APR with APOR xxxx variance of xxxx
2021020043	xxxx	xxxx	xxxx	QC Complete	North Carolina	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* Higher-Priced Mortgage Loan test Fail (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. xxxx APR with APOR xxxx variance of xxxx
2021020042	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced
															mortgage loans even if the additional conditions are met.			.54 xxxx Paymnet shock, Residual income of $3840
2021020042	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Eligibility	Eligibility	Waived	Waived	B- Waived by Client	* Original CLTV does not meet eligibility requirement(s) (Lvl W)	LTV of xxxx exceeds guidelines. Per Bank Statement Matrix dated xxxx , the maximum LTV for a Credit score of xxxx and a rate of xxxx. xxxx is xxxx .
															xxxx : Lender waived LTV exception that exceeded guidelines maximum.			.54 xxxx Paymnet shock, Residual income of $3840
2021020042	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Eligibility	Eligibility	Waived	Waived	B- Waived by Client	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl W)	LTV of xxxx exceeds guidelines. Per Bank Statement Matrix dated xxxx , the maximum LTV for a Credit score of xxxx and a rate of xxxx. xxxx is xxxx .
xxxx : Lender waived LTV exception that exceeded guidelines maximum.
2021020040	xxxx	xxxx	xxxx	QC Complete	Connecticut	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the xxxx nonprime home loan test.
The loan is a nonprime home loan, as defined in the legislation. For more information please see the xxxx Nonprime
Home Loan Article section of the full ComplianceAnalyzer report.
While the xxxx Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met.
2021020040	xxxx	xxxx	xxxx	QC Complete	Connecticut	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* Higher Price Mortgage Loan (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Loan is escrowed.
2021020037	xxxx	xxxx	xxxx	QC Complete	Kentucky	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

Higher-Priced Mortgage Loan Test: FAIL Charged: xxxx Allowed: xxxx Over by: + xxxx
2021020036	xxxx	xxxx	xxxx	QC Complete	Connecticut	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met
2021020035	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
FAIL
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020034		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* Disclosure - Your Home Loan Toolkit is missing or unexecuted (Lvl 2)	The tool kit receipt was not found.
2021020034	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020033		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020032	xxxx	xxxx	xxxx	QC Complete	Minnesota	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Loan is escrowed.
2021020032		xxxx	xxxx	xxxx		QC Complete	Minnesota	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Exceptions Test Failed (Lvl 2)	Loan failed the xxxx tolerance test. Recording fee increased from xxxx to xxxx This is a failure of xxxx. Cure of xxxx 0 was given at closing
2021020032		xxxx	xxxx	xxxx		QC Complete	Minnesota	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase TRID Tolerance Test Failed (Lvl 2)	xxxx tolerance failure. Apppraisal fee increased from xxxx to xxxx on the final CD, a xxxx voilation. Cure was given at closing .
2021020031	xxxx	xxxx	xxxx	QC Complete	Colorado	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020030		xxxx	xxxx	xxxx		QC Complete	South Carolina	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020028		xxxx	xxxx	xxxx		QC Complete	Alabama	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase TRID Tolerance Test Failed (Lvl 2)	Loan failed the xxxx tolerance test. Appraisal fee increased from xxxx on the initial LE to xxxx on the final CD. Cure of xxxx was given at closing.
2021020027	xxxx	xxxx	xxxx	QC Complete	Louisiana	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020025		xxxx	xxxx	xxxx		QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020024		xxxx	xxxx	xxxx		QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase TRID Tolerance Test Failed (Lvl 2)	Loan failed the xxxx tolerance test. Appraisal fee increased from xxxx on the initial LE to xxxx on the final CD. A credit of xxxx was given at closing to closing to cure the violation.
2021020024	xxxx	xxxx	xxxx	QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Loan is escrowed and HPML disclosure in file.
2021020023		xxxx	xxxx	xxxx		QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021020021	xxxx	xxxx	xxxx	QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020020	xxxx	xxxx	xxxx	QC Complete	Tennessee	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z
2021020020	xxxx	xxxx	xxxx	QC Complete	Tennessee	xxxx	Credit	Credit Worthiness	Active	2: Acceptable with Warnings	B	* Mortgage history for primary residence less than 12 months (Lvl 2)	xxxx months rental history provided. Missing prior residence mortga xxxx ntal history. Last mortgage on Credit report activity was 2016.
xxxx : Lender approved exception for housing history made prior to closing based on FICO of xxxx, no derogitory credit since xxxx and Stable employment history of xxxx years provided. Downgraded to EV2.
2021020019	xxxx	xxxx	xxxx	QC Complete	Tennessee	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020018	xxxx	xxxx	xxxx	QC Complete	North Carolina	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020017	xxxx	xxxx	xxxx	QC Complete	North Carolina	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met
2021020016		xxxx	xxxx	xxxx		QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020015	xxxx	xxxx	xxxx	QC Complete	South Carolina	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Loan is escrowed
2021020014	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Exceptions Test Failed (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021020012	xxxx	xxxx	xxxx	QC Complete	South Carolina	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020010	xxxx	xxxx	xxxx	QC Complete	Georgia	xxxx	Credit	Guidelines	Active	2: Acceptable with Warnings	B	* Loan does not conform to program guidelines (Lvl 2)	Borrower filed xxxx within the last xxxx month. Per Guidelines No bankruptcies or foreclosures, short sales, deed-in-lieu or modification allowed within the past four (4) year.

															Exception was made for this xxxx prior to closing			can go up to 7 xxxx w/660 credit score, 15 months reserves
2021020010	xxxx	xxxx	xxxx	QC Complete	Georgia	xxxx	Credit	Assets Insufficient	Waived	Waived	B- Waived by Client	* Assets are not sufficient to close (Lvl W)	Borrower used Gift funds in the amount of xxxx . Gift funds are ineligible for use. Lender approved gift funds in the amount of xxxx. More then approved amount was used in closing.
															xxxx : Client waived using gift funds post closing.			can go up to 7 xxxx w/660 credit score, 15 months reserves
2021020009		xxxx	xxxx	xxxx		QC Complete	Georgia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021020008	xxxx	xxxx	xxxx	QC Complete	Georgia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) FAIL
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020008	xxxx	xxxx	xxxx	QC Complete	Georgia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase TRID Tolerance Test Failed (Lvl 2)	TRID Violation due to a fee increase on CD dated xxxx . LE dated xxxx reflects the Recording Fee at xxxx, however, Final CD dated xxxx reflects the Recording Fee at xxxx. This is a fee increase of xxxx which exceeds the xxxx tolerance for Recording Fee.
xxxx : xxxx credit given on final CD to cure exception.
2021020006		xxxx	xxxx	xxxx		QC Complete	Georgia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020005	xxxx	xxxx	xxxx	QC Complete	Georgia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. APR 5.687 with Comparison data of xxxx - variance of xxxx ,
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020004	xxxx	xxxx	xxxx	QC Complete	Georgia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Exceptions Test Failed (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. APR xxxx with Comparison data of xxxx - variance of xxxx .
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021020002		xxxx	xxxx	xxxx		QC Complete	Georgia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	B	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. APR xxxx with Comparison Data xxxx variance of xxxx .